LOOMIS SAYLES FUNDS

NATIXIS FUNDS

NATIXIS ETFs

Supplement dated December 30, 2020 to the Loomis Sayles Funds Statements of Additional Information, dated February 1, 2020, Natixis Funds Statements of Additional Information, dated February 1, 2020, April 1, 2020, May 1, 2020, June 1, 2020, September 29, 2020, and December 15, 2020 and the Natixis ETFs Statements of Additional Information, dated May 1, 2020 and September 11, 2020 (together, the “Statements of Additional Information”), as may be revised or supplemented from time to time, for the following funds:

AEW Global Focused Real Estate Fund	Loomis Sayles Small/Mid Cap Growth Fund
AlphaSimplex Global Alternatives Fund	Loomis Sayles Strategic Alpha Fund
AlphaSimplex Managed Futures Strategy Fund	Loomis Sayles Strategic Income Fund
AlphaSimplex Multi-Asset Fund	Mirova Global Green Bond Fund
Gateway Fund	Mirova Global Sustainable Equity Fund
Gateway Equity Call Premium Fund	Mirova International Sustainable Equity Fund
Loomis Sayles Bond Fund	Mirova U.S. Sustainable Equity Fund
Loomis Sayles Core Plus Bond Fund	Natixis Loomis Sayles Short Duration Income ETF
Loomis Sayles Credit Income Fund	Natixis Oakmark Fund
Loomis Sayles Fixed Income Fund	Natixis Oakmark International Fund
Loomis Sayles Global Allocation Fund	Natixis Sustainable Future 2015 Fund®
Loomis Sayles Global Bond Fund	Natixis Sustainable Future 2020 Fund®
Loomis Sayles Global Growth Fund	Natixis Sustainable Future 2025 Fund®
Loomis Sayles Growth Fund	Natixis Sustainable Future 2030 Fund®
Loomis Sayles High Income Fund	Natixis Sustainable Future 2035 Fund®
Loomis Sayles High Income Opportunities Fund	Natixis Sustainable Future 2040 Fund®
Loomis Sayles Inflation Protected Securities Fund	Natixis Sustainable Future 2045 Fund®
Loomis Sayles Institutional High Income Fund	Natixis Sustainable Future 2050 Fund®
Loomis Sayles Intermediate Duration Bond Fund	Natixis Sustainable Future 2055 Fund®
Loomis Sayles Intermediate Municipal Bond Fund	Natixis Sustainable Future 2060 Fund®
Loomis Sayles International Growth Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Investment Grade Bond Fund	Natixis U.S. Equity Opportunities ETF
Loomis Sayles Investment Grade Fixed Income Fund	Natixis Vaughan Nelson Mid Cap ETF
Loomis Sayles Limited Term Government and Agency Fund	Natixis Vaughan Nelson Select ETF
Loomis Sayles Securitized Asset Fund	Vaughan Nelson Mid Cap Fund
Loomis Sayles Senior Floating Rate and Fixed Income Fund	Vaughan Nelson Select Fund
Loomis Sayles Small Cap Growth Fund	Vaughan Nelson Small Cap Value Fund
Loomis Sayles Small Cap Value Fund

Effective January 1, 2021, Kenneth A. Drucker will retire from the Board of Trustees. Accordingly, effective January 1, 2021, all references to Mr. Drucker and corresponding disclosure related to Mr. Drucker are hereby removed from the Statements of Additional Information.

Effective January 1, 2021, Erik R. Sirri will resign from the Audit Committee and will serve as Chairperson of the Board of Trustees.

Accordingly, effective January 1, 2021, the list of the members of the Audit Committee, Contract Review Committee and Governance Committee in the sub-section “Leadership and Structure of the Board” within the section “Management of the Trust(s)” in the Statements of Additional Information is hereby replaced with the following:

Audit Committee	Contract Review Committee	Governance Committee
Cynthia L. Walker – Chairperson	Wendell J. Knox – Chairperson	Edmond J. English – Chairperson
Edmond J. English	Richard A. Goglia	Richard A. Goglia
Martin T. Meehan	Maureen B. Mitchell	Maureen B. Mitchell
Peter J. Smail	James P. Palermo	Peter J. Smail
	Kirk A. Sykes	Cynthia L. Walker

As chairperson of the Board, Mr. Sirri is an ex officio member of each Committee.